Employee Benefits - Amounts Recognized in Relation to Net Defined Benefit Liabilities in Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	₩ 2,401,261	₩ 2,439,938
Fair value of plan assets	(2,620,046)	(2,397,717)
Present value of non-funded obligations	13,770	13,415
Net defined benefit liabilities	₩ (205,015)	₩ 55,636